Long-Term Debt (Credit Facility Terms Narrative) (Details)	12 Months Ended
Dec. 31, 2013
Credit Facility, Revolving Credit Loans [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.50%
Credit Facility, Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Equivalent Percentage of Term Loan Facility Related to Net Cash Proceeds of Certain Asset Sales and Dispositions by Company and Its Subsidiaries	100.00%
Equivalent Percentage of Term Loan Facility Related to Net Cash Proceeds of Issuance of Certain Debt Obligations or Receivables Based Financing by Company and Its Subsidiaries	100.00%
Equivalent Percentage of Term Loan Facility Subject to Reduction to Lower Percentage Based on Company Leverage Ratio	50.00%
Alternate Base Rate [Member] | Credit Facility, Revolving Credit Loans [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.50%
Alternate Base Rate [Member] | Credit Facility, Term Loan B, Initial Funding Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%
Alternate Base Rate [Member] | Credit Facility, Term Loan A and Term Loan B, Extended Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Federal Funds Effective Rate [Member] | Credit Facility, Name [Member] | Credit Facility, Type of Debt [Member]
Debt Instrument [Line Items]
Alternative Base Rate Debt Instrument Basis Spread On Variable Rate Options	0.50%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility, Name [Member] | Credit Facility, Type of Debt [Member]
Debt Instrument [Line Items]
Interest Period for Measurement of Option on Variable Rate Interest, London Interbank Offered Rate	3 months
Alternative Base Rate Debt Instrument Basis Spread On Variable Rate Options	1.00%
Eurodollar [Member] | Credit Facility, Revolving Credit Loans [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Eurodollar [Member] | Credit Facility, Term Loan B, Initial Funding Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Eurodollar [Member] | Credit Facility, Term Loan A and Term Loan B, Extended Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.50%